REPORTING ENTITY - Textual (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 COP ($)	Jun. 30, 2020	May 22, 2020 USD ($)	May 22, 2020 COP ($)
Multi Financial Group Inc [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest acquired					99.60%	96.60%	96.60%
Purchase price	$ 432,210,992	$ 1,607,074	$ 432,200,000	$ 1,607,074		$ 433,800,000	$ 1,613,408
Banco de Bogota S.A. | Multi Financial Group Inc [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest acquired						96.60%	96.60%
Purchase price						$ 432,000,000
Banco de Bogota S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	68.74%
Proportion of ownership interest in subsidiary	68.74%
Banco de Occidente S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	72.27%
Proportion of ownership interest in subsidiary	72.27%
Banco Popular S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	93.74%
Proportion of ownership interest in subsidiary	93.74%
Banco Commercial Av Villas S A
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	80.39%
Proportion of ownership interest in subsidiary	79.87%
Corporacion Financiera Colombiana S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	54.62%
Proportion of ownership interest in subsidiary	39.58%